Wells Fargo Funds Management, LLC
 525 Market Street, 12th Floor
 San Francisco, CA 94105

 November 1, 2018

Via EDGAR

EDGAR Operations Branch
 Division of Investment Management
 Securities and Exchange Commission
 450 Fifth Street, NW
 Washington, DC 20549

Re: Wells Fargo Funds Trust (the "Trust")
 Post-Effective Amendment No. 607 to Registration Statement
 No.333-74295/811-09253

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), the Trust hereby certifies that (i) for the Funds listed in Exhibit A, the form of the Funds' Statement of Additional Information and prospectuses, except for Class A and Class C, that the Trust would have filed under Rule 497(c) under the Act would not have differed from the prospectuses contained in the Trust's recent post-effective amendment (Post-Effective Amendment No. 607 to Registration Statement No. 333-74295/811-09253) (the "Amendment"); and (ii) the text of the Amendment was filed electronically via EDGAR on October 24, 2018.

If you have any questions, please contact me at (617) 377-7059.

Sincerely,

/s/ Maureen Towle

Maureen Towle

Senior Counsel

 Exhibit A

Wells Fargo California Limited-Term Tax-Free Fund
 Wells Fargo California Tax-Free Fund
 Wells Fargo Colorado Tax-Free Fund
 Wells Fargo High Yield Municipal Bond Fund
 Wells Fargo Intermediate Tax/AMT-Free Fund
 Wells Fargo Minnesota Tax-Free Fund
 Wells Fargo Municipal Bond Fund
 Wells Fargo North Carolina Tax-Free Fund
 Wells Fargo Pennsylvania Tax-Free Fund
 Wells Fargo Short-Term Municipal Bond Fund
 Wells Fargo Strategic Municipal Bond Fund
 Wells Fargo Ultra Short-Term Municipal Income Fund
 Wells Fargo Wisconsin Tax-Free Fund